WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Warrants [Abstract]
Schedule of Warrants Issued	The Warrants issued by Arrival as of March 24 were as follows:

Warrants	Number of Warrants	Value (EUR thousand)
Private Warrants	7,175,000	67,603
Public Warrants	12,937,493	108,972
Total	20,112,493	176,575

Schedule of Movement in Warrants	The movement of the warrants during the year was as follows:

Warrants	Number of Warrants	Value (EUR thousand)
January 1, 2021	—	—
Warrants issued by Arrival	20,112,493	176,575
Change in fair value	—	(102,173)
Warrants exercised	(17,009,291)	(69,443)
Warrants redeemed	(711,536)	(6)
Foreign exchange difference	—	(1,762)
Total	2,391,666	3,191